Redeemable Convertible Preferred Stock - Schedule Of Redeemable Convertible Preferred Stock (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2020	Jun. 30, 2018
Schedule Of Stockholders Equity [Line Items]
Redeemable convertible preferred stock,Shares authorized	106,090,000	0	96,601,000
Redeemable convertible preferred stock,Shares issued	52,435,000	0	47,131,000
Redeemable convertible preferred stock,Shares outstanding	52,435,000	0	47,131,000
Liquidation preference	$ 280,513		$ 192,396
Gross proceeds	$ 280,513
Series A
Schedule Of Stockholders Equity [Line Items]
Redeemable convertible preferred stock,Shares authorized	5,400,000
Redeemable convertible preferred stock,Shares issued	2,700,000
Redeemable convertible preferred stock,Shares outstanding	2,700,000
Liquidation preference	$ 2,106
Gross proceeds	$ 2,106
Series B
Schedule Of Stockholders Equity [Line Items]
Redeemable convertible preferred stock,Shares authorized	21,733,000
Redeemable convertible preferred stock,Shares issued	10,815,000
Redeemable convertible preferred stock,Shares outstanding	10,815,000
Liquidation preference	$ 15,790
Gross proceeds	$ 15,790
Series C
Schedule Of Stockholders Equity [Line Items]
Redeemable convertible preferred stock,Shares authorized	9,197,000
Redeemable convertible preferred stock,Shares issued	4,599,000
Redeemable convertible preferred stock,Shares outstanding	4,599,000
Liquidation preference	$ 8,500
Gross proceeds	$ 8,500
Series D
Schedule Of Stockholders Equity [Line Items]
Redeemable convertible preferred stock,Shares authorized	12,425,000
Redeemable convertible preferred stock,Shares issued	6,200,000
Redeemable convertible preferred stock,Shares outstanding	6,200,000
Liquidation preference	$ 15,500
Gross proceeds	$ 15,500
Series E
Schedule Of Stockholders Equity [Line Items]
Redeemable convertible preferred stock,Shares authorized	17,512,000
Redeemable convertible preferred stock,Shares issued	8,756,000
Redeemable convertible preferred stock,Shares outstanding	8,756,000
Liquidation preference	$ 35,200
Gross proceeds	$ 35,200
Series E-1
Schedule Of Stockholders Equity [Line Items]
Redeemable convertible preferred stock,Shares authorized	1,393,000
Redeemable convertible preferred stock,Shares issued	697,000
Redeemable convertible preferred stock,Shares outstanding	697,000
Liquidation preference	$ 2,800
Gross proceeds	$ 2,800
Series F
Schedule Of Stockholders Equity [Line Items]
Redeemable convertible preferred stock,Shares authorized	9,756,000
Redeemable convertible preferred stock,Shares issued	4,878,000
Redeemable convertible preferred stock,Shares outstanding	4,878,000
Liquidation preference	$ 29,750
Gross proceeds	$ 29,750
Series F-1
Schedule Of Stockholders Equity [Line Items]
Redeemable convertible preferred stock,Shares authorized	82,000
Redeemable convertible preferred stock,Shares issued	41,000
Redeemable convertible preferred stock,Shares outstanding	41,000
Liquidation preference	$ 250
Gross proceeds	$ 250
Series G
Schedule Of Stockholders Equity [Line Items]
Redeemable convertible preferred stock,Shares authorized	16,892,000
Redeemable convertible preferred stock,Shares issued	8,446,000
Redeemable convertible preferred stock,Shares outstanding	8,446,000
Liquidation preference	$ 82,500
Gross proceeds	$ 82,500
Series H
Schedule Of Stockholders Equity [Line Items]
Redeemable convertible preferred stock,Shares authorized	11,700,000
Redeemable convertible preferred stock,Shares issued	5,303,000
Redeemable convertible preferred stock,Shares outstanding	5,303,000
Liquidation preference	$ 88,117
Gross proceeds	$ 88,117